Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 77,856	$ 68,156
Trade accounts receivable	526	1,201
Prepayments and other assets	3,842	3,802
Inventories	937	894
Accrued charter revenue, current portion	894	2,704
Deferred charges, current portion	180	216
Due from related party, current	$ 510	$ 1,189
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Total current assets	$ 84,745	$ 78,162
FIXED ASSETS, NET:
Vessels, net	749,312	765,212
Total fixed assets, net	749,312	765,212
OTHER NON-CURRENT ASSETS:
Due from related party	$ 1,350	$ 1,350
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Deferred charges	$ 565	$ 640
Other receivables, non- current	3,297	1,789
Total assets	839,269	847,153
CURRENT LIABILITIES:
Current portion of other financial liabilities, net of unamortized deferred financing fees of $491 and $523, respectively	43,676	43,644
Trade payables	13,149	13,181
Due to related party	$ 1,460	$ 699
Other Liability, Current, Related Party [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Series B Preferred Units (redemption amount $55,996)	$ 56,150
Accrued liabilities	4,578	$ 5,587
Deferred revenue - Current	620	667
Unearned revenue	16,032	20,118
Total current liabilities	135,665	83,896
NON-CURRENT LIABILITIES:
Deferred revenue	1,013	1,383
Other financial liabilities, net of current portion and unamortized deferred financing fees of $1,416 and $1,651, respectively	255,225	277,073
Other payables, non- current	1,508
Total non-current liabilities	257,746	278,456
Commitments and contingencies
PARTNERS' EQUITY:
Common unitholders (unlimited authorized; 36,530,944 and 36,747,129 units issued and outstanding as at June 30, 2025 and December 31, 2024)	372,487	357,949
General Partner (35,526 units issued and outstanding as at June 30, 2025 and December 31, 2024)	155	138
Total partners' equity	445,858	484,801
Total liabilities and partners' equity	839,269	847,153
Series A Preferred unitholders
PARTNERS' EQUITY:
Preferred Unitholders	$ 73,216	73,216
Series B Preferred unitholders
PARTNERS' EQUITY:
Preferred Unitholders		$ 53,498